Crewing costs	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Crewing cost [Text Block]	Crewing costs
    The following table summarizes our crew expenses, including crew benefits, during the six months ended June 30, 2020 and 2019, respectively.

	For the six months ended June 30,
In thousands of US dollars	2020	2019
Short term crew benefits (i.e. wages, victualing, insurance)	$87,467	$74,854
Other crew related costs	8,784	9,145
	96,251	83,999